Lease - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Lease, weighted average remaining lease term	3 years 4 months 24 days	3 years 4 months 24 days	4 years
Lease, weighted average discount rate	4.90%	4.90%	4.90%
Operating lease cost	¥ 16,777	$ 2,432	¥ 20,613	¥ 50,035
Cost of short-term lease contracts	5,062	$ 734	28,488	9,864
Operating or finance leases capitalized	¥ 0		¥ 0	¥ 0